Share-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

Note 16. Share-Based Compensation

The Group grants Options and Restricted Stock Units (RSUs) under the 2024 Equity Incentive Plan (the “2024 Plan”) to Board Members, Advisory Board Members, Employees and Contractors. The grants have a combination of performance based and time-based hurdles and vesting periods. On January 16, 2025, the Group granted 48,484 options which have a contractual term of 10 years. The options have an exercise price of $6.71 per share and convert on a 1:1 basis. The Group ascertains the fair value of the Options and RSUs using a Black-Scholes pricing model. The fair value of equity to which employees become entitled is measured at grant date and recognized as an expense over the vesting period, along with a corresponding increase to equity. As of March 31, 2026, the Group has the following share-based compensation:

Stock Options

Share-based compensation expense of $382 thousand has been recognized for the three-month period ending March 31, 2026, for options based on the pro rata expense of the service-based options over the vesting period. As of March 31, 2026, 22,793 options had vested.

Stock Option Activity

Activity	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2025	90,442	6.71	0.90	-
Granted	-	6.71	-	-
Exercised	-	6.71	-	-
Forfeited	7,830	6.71	-	-
Outstanding at March 31, 2026	82,612	6.71	8.75	$1,323,344
Exercisable at March 31, 2026	22,793	6.71	-	$365,116

Restricted Stock Units (RSUs)

Activity	Performance-Based RSUs	Weighted-Average Grant Date Fair Value
Balance as of December 31, 2025	275,564	1,837,850
Granted	1,054,422	2,832,974
Vested[1]	(299,284)	(1,216,638)
Vested in prior periods	39	260
Forfeited	(163,268)	(1,088,998)
Unvested at March 31, 2026	867,473	2,365,448

(1)	RSUs listed as vested are not exercisable but representative of the pro-rata portion of the RSU grant vested in the period

At March 31, 2026, compensation costs related to these unvested stock-based compensation awards not yet recognized in the consolidated condensed statements of operations was $2,365,448.

Note 16. Share-Based Compensation

The Group grants Options and Restricted Stock Units (RSUs) under the 2024 Equity Incentive Plan (the “2024 Plan”) to Board Members, Advisory Board Members, Employees and Contractors. The grants have a combination of performance based and time-based hurdles and vesting periods. On January 16, 2025, the Group granted 48,484 options which have a contractual term of 10 years. The options have an exercise price of $6.71 per share and convert on a 1:1 basis. The Group ascertains the fair value of the Options and RSUs using a Black-Scholes pricing model. The fair value of equity to which employees become entitled is measured at grant date and recognized as an expense over the vesting period, along with a corresponding increase to equity. As of December 31, 2025, the Group has the following share-based compensation:

Stock Options

Share-based compensation expense of $1,762 thousand has been recognized in the period ending December 31, 2025, for options based on the pro rata expense of the service-based options over the vesting period. As of December 31, 2025, 1900 options had vested.

Stock Option Activity

Activity	Number of Options	Weighted-Average Exercise Price post adjustment in SharonAI Holdings Inc	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	41,958	6.71	8.92	-
Granted	48,484	6.71	9.00	-
Exercised	-	6.71	-	-
Forfeited	-	6.71	-	-
Outstanding at December 31, 2025	90,442	6.71	8.96	-
Exercisable at December 31, 2025	22,727	6.71	9.50	-

Restricted Stock Units (RSUs)

Share-based compensation expense of $529 thousand has been recognized in the period ending December 31, 2025, for the performance-based RSUs based on the portion of hurdles being met and pro rata time-based vesting conditions being satisfied during the period.

Activity	Performance-Based RSUs	Weighted-Average Grant Date Fair Value
Balance at December 31, 2024	478,806	3,193,353.00
Granted[1]	79,295	528,851.00
Vested[2]	(243,180)	(1,621,867.00)
Vested in prior periods	(39,357.00)	(262,487.00)
Forfeited	-	-
Unvested at December 31, 2025	275,564	1,837,850.00

(1)	The company is contractually obligated to issue these RSU’s at 1 January 2025, however, the RSU’s have yet to be documented and granted.
(2)	RSU’s listed as vested are not exercisable but representative of the pro-rata portion of the RSU grant vested in the period

At December 31, 2025, compensation costs related to these unvested stock-based compensation awards not yet recognized in the consolidated statements of operations was $1,837,850.